Long-term debt - Syndicated Credit Facility and Others (Details) - EUR (€) € in Thousands	Jul. 01, 2027	Jun. 30, 2023
Syndicated Credit Facility
Long-term debt
Maximum amount available	€ 1,918,367	€ 2,000,000